Putnam VT Multi-Asset Absolute Return Fund
The fund's portfolio
3/31/21 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (36.1%)(a)
	Principal amount	Value
U.S. Government Agency Mortgage Obligations (36.1%)
Uniform Mortgage-Backed Securities
4.00%, TBA, 4/1/51	$1,000,000	$1,073,125
3.50%, TBA, 5/1/51	1,000,000	1,057,266
3.50%, TBA, 4/1/51	1,000,000	1,056,172
3.00%, TBA, 4/1/51	1,000,000	1,041,328
2.50%, TBA, 5/1/51	1,000,000	1,023,242
2.50%, TBA, 4/1/51	2,000,000	2,050,781
2.00%, TBA, 4/1/51	1,000,000	996,953

		8,298,867

Total U.S. government and agency mortgage obligations (cost $8,343,633)		$8,298,867

COMMON STOCKS (11.7%)(a)
	Shares	Value
Basic materials (1.4%)
Anglo American Platinum, Ltd. (South Africa)	382	$55,699
Anhui Conch Cement Co., Ltd. Class H (China)	6,000	39,068
China Resources Cement Holdings, Ltd. (China)	14,000	15,753
DL E&C Co., Ltd. (South Korea)(NON)	145	15,520
Kossan Rubber Industries (Malaysia)	9,700	7,618
Kumba Iron Ore, Ltd. (South Africa)	467	19,253
MMC Norilsk Nickel PJSC ADR (Russia)	1,399	43,621
Press Metal Aluminium Holdings Bhd (Malaysia)	2,000	4,778
Southern Copper Corp. (Peru)	727	49,341
Vale SA ADR (Brazil)	4,395	76,385

		327,036
Capital goods (0.5%)
DL Holdings Co., Ltd. (South Korea)	116	9,017
Frontken Corp Bhd (Malaysia)	3,300	4,057
Haitian International Holdings, Ltd. (China)	8,000	31,950
Hartalega Holdings Bhd (Malaysia)	4,700	10,108
Hyundai Mobis Co., Ltd. (South Korea)	72	18,696
Samsung Engineering Co., Ltd. (South Korea)(NON)	793	9,859
Sri Trang Gloves Thailand PCL (Thailand)	13,400	17,581
United Integrated Services Co., Ltd. (Taiwan)	1,000	8,708

		109,976
Communication services (0.3%)
Advanced Info Service PCL (Thailand)	7,600	42,195
Far EasTone Telecommunications Co., Ltd. (Taiwan)	2,000	4,494
Hellenic Telecommunications Organization SA (Greece)	907	14,551
KT Corp. (South Korea)	236	5,897

		67,137
Consumer cyclicals (0.7%)
Com7 PCL (Thailand)	8,300	16,998
Feng Tay Enterprise Co., Ltd. (Taiwan)	400	2,737
Kia Motors Corp. (South Korea)	475	34,957
Lite-On Technology Corp. (Taiwan)	7,000	15,480
NICE Information Service Co., Ltd. (South Korea)	216	4,849
Nien Made Enterprise Co., Ltd. (Taiwan)	1,000	13,966
President Chain Store Corp. (Taiwan)	1,000	9,539
Sinotruk Hong Kong, Ltd. (China)	5,500	16,513
Top Glove Corp. Bhd (Malaysia)	13,400	14,575
Zhongsheng Group Holdings, Ltd. (China)	4,000	28,198

		157,812
Consumer staples (1.4%)
BIM Birlesik Magazalar AS (Turkey)	511	4,369
Charoen Pokphand Foods PCL (Thailand)	45,100	42,574
China Feihe, Ltd. (China)	8,000	22,716
Coca-Cola Icecek AS (Turkey)	771	6,424
Dino Polska SA (Poland)(NON)	260	17,145
Indofood Sukses Makmur Tbk PT (Indonesia)	13,000	5,914
JD.com, Inc. ADR (China)(NON)	882	74,379
Marfrig Global Foods SA (Brazil)(NON)	2,900	9,073
Meituan Dianping Class B (China)(NON)	300	11,557
Orion Corp. (Republic of Korea) (South Korea)	86	9,989
Vipshop Holdings, Ltd. ADR (China)(NON)	822	24,545
Want Want China Holdings, Ltd. (China)	62,000	46,549
Yum China Holdings, Inc. (China)	945	55,953

		331,187
Energy (0.4%)
China Shenhua Energy Co., Ltd. (China)	11,500	23,750
Ecopetrol SA ADR (Colombia)	787	10,089
Lukoil PJSC ADR (Russia)	616	49,810
Petronas Gas Bhd (Malaysia)	1,000	3,857

		87,506
Financials (2.3%)
Agile Group Holdings, Ltd. (China)	10,000	16,416
Banco Bradesco SA (Brazil)	7,700	36,621
Banco Macro SA ADR (Argentina)(NON)	739	9,866
Banco Santander (Brasil) S.A. (Units) (Brazil)	7,287	51,267
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (Indonesia)	9,200	2,211
Bursa Malaysia Bhd (Malaysia)	4,400	9,495
Chailease Holding Co., Ltd. (Taiwan)	4,720	32,622
China Minsheng Banking Corp., Ltd. Class H (China)	43,500	25,272
Country Garden Services Holdings Co, Ltd. (China)	7,000	71,393
CTBC Financial Holding Co., Ltd. (Taiwan)	16,000	12,406
Fubon Financial Holding Co., Ltd. (Taiwan)	4,000	7,981
Hana Financial Group, Inc. (South Korea)	1,592	60,065
Hong Leong Bank Bhd (Malaysia)	1,100	4,967
KB Financial Group, Inc. (South Korea)	1,301	64,479
KWG Property Holdings, Ltd. (China)	1,500	2,573
Logan Group Co., Ltd. (China)	7,000	11,815
Ping An Insurance (Group) Co. of China, Ltd. Class H (China)	7,000	83,596
Qualitas Controladora SAB de CV (Mexico)	588	3,234
RHB Bank Bhd (Malaysia)	16,300	21,130
Ruentex Development Co., Ltd. (Taiwan)	1,500	2,608
Tisco Financial Group PCL (Thailand)	3,400	10,581

		540,598
Health care (0.1%)
Celltrion, Inc. (South Korea)	10	2,881
Hengan International Group Co., Ltd. (China)	1,000	6,571
Hypera SA (Brazil)	2,382	13,555
Seegene, Inc. (South Korea)	70	8,078

		31,085
Technology (4.5%)
Alibaba Group Holding, Ltd. (China)(NON)	6,728	190,389
Globalwafers Co., Ltd. (Taiwan)	2,000	53,183
LG Electronics, Inc. (South Korea)	430	57,301
Parade Technologies, Ltd. (Taiwan)	1,000	43,398
Pegatron Corp. (Taiwan)	3,000	7,803
Quanta Computer, Inc. (Taiwan)	8,000	27,513
Radiant Opto-Electronics Corp. (Taiwan)	4,000	17,851
Realtek Semiconductor Corp. (Taiwan)	2,000	34,985
Samsung Electro-Mechanics Co., Ltd. (South Korea)	23	3,849
Samsung Electronics Co., Ltd. (South Korea)	2,981	215,321
Synnex Technology International Corp. (Taiwan)	5,000	9,561
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	1,407	166,471
Tencent Holdings, Ltd. (China)	1,800	141,907
United Microelectronics Corp. (Taiwan)	35,000	62,516

		1,032,048
Utilities and power (0.1%)
Cia de Transmissao de Energia Eletrica Paulista (Preference) (Brazil)	2,700	12,151
Glow Energy PCL (Thailand)(F)	700	—

		12,151

Total common stocks (cost $1,720,027)		$2,696,536

INVESTMENT COMPANIES (10.2%)(a)
	Shares	Value
Communication Services Select Sector SPDR Fund	4,528	$331,993
Consumer Staples Select Sector SPDR Fund(S)	5,352	365,595
Health Care Select Sector SPDR Fund(S)	2,779	324,420
iShares MSCI India ETF (India)	7,698	324,702
Materials Select Sector SPDR Fund	8,507	670,352
Technology Select Sector SPDR Fund	2,395	318,080

Total investment companies (cost $1,873,738)		$2,335,142

COMMODITY LINKED NOTES (9.6%)(a)(CLN)
	Principal amount	Value
Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.13%, 2021 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)	$49,000	$52,270
Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.11%, 2022 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)	340,000	334,355
Citigroup Global Markets Holdings, Inc. sr. notes Ser. N, 1-month USD LIBOR less 0.06%, 2022 (Indexed to the Citi Commodities F3 vs F0 - 4x Leveraged Index multiplied by 3)	386,000	366,534
Citigroup Global Markets Holdings, Inc. 144A sr. notes, 2021 (Indexed to the Citi Cross-Asset Trend 10% Vol Index multiplied by 3)	319,000	388,533
Citigroup Global Markets Holdings, Inc. sr. notes Ser. N, 1-month USD LIBOR less 0.05%, 2022 (Indexed to the S&P GSCI Light Energy Excess Return Index multiplied by 3)	80,000	93,512
Citigroup Global Markets Holdings, Inc. sr. notes Ser. N, 1-month USD LIBOR less 0.06%, 2022 (Indexed to the S&P GSCI Light Energy Excess Return Index multiplied by 3)	427,000	376,636
Goldman Sachs International 144A notes zero %, 2022 (Indexed to the S&P GSCI Light Energy Excess Return Index multiplied by 3)	505,000	593,087

Total commodity Linked Notes (cost $2,106,000)		$2,204,927

MORTGAGE-BACKED SECURITIES (6.0%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (4.5%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3747, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 6.394%, 10/15/40	$11,149	$2,449
REMICs IFB Ser. 4752, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.094%, 11/15/47	48,762	8,545
REMICs IFB Ser. 4073, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.944%, 8/15/38	12,694	172
REMICs Ser. 4964, Class IA, IO, 4.50%, 3/25/50	90,900	19,920
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	19,719	2,617
REMICs Ser. 4097, Class PI, IO, 3.50%, 11/15/40	18,661	194
REMICs Ser. 4099, Class BI, IO, 3.50%, 6/15/39	21,625	441
REMICs Ser. 5082, Class IQ, IO, 3.00%, 3/25/51	212,367	28,670
REMICs Ser. 5053, Class IB, IO, 3.00%, 12/25/50	364,432	46,891
REMICs Ser. 4801, Class IG, IO, 3.00%, 6/15/48	29,874	3,039
REMICs Ser. 4134, Class PI, IO, 3.00%, 11/15/42	79,077	7,855
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	33,332	2,124
Federal National Mortgage Association
REMICs Ser. 18-51, Class IO, IO, 6.50%, 7/25/48	118,851	21,433
REMICs IFB Ser. 13-130, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.491%, 1/25/44	47,629	10,436
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.041%, 1/25/48	71,920	15,054
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	36,283	7,788
REMICs IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.991%, 2/25/47	86,873	17,298
REMICs IFB Ser. 16-65, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.991%, 9/25/46	57,164	10,590
REMICs IFB Ser. 20-16, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.941%, 3/25/50	88,888	15,581
REMICs IFB Ser. 16-88, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.891%, 12/25/46	89,470	18,820
REMICs IFB Ser. 17-74, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.75%), 5.641%, 10/25/47	243,316	42,572
REMICs Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	143,509	27,334
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	123,466	24,206
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	68,737	14,188
REMICs Ser. 20-47, Class ID, IO, 4.00%, 7/25/50	158,689	25,278
REMICs Ser. 12-136, Class PI, IO, 3.50%, 11/25/42	12,459	697
REMICs Ser. 20-85, Class IP, IO, 3.00%, 12/25/50	265,029	42,305
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	24,819	2,558
REMICs Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	59,195	2,268
REMICs Ser. 13-31, Class NI, IO, 3.00%, 6/25/41	14,953	375
Government National Mortgage Association
IFB Ser. 10-125, Class SD, ((-1 x 1 Month US LIBOR) + 6.68%), 6.574%, 1/16/40	139,134	21,708
IFB Ser. 10-68, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.58%), 6.469%, 6/20/40	63,620	13,646
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.139%, 7/20/48	87,899	13,908
IFB Ser. 18-104, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.089%, 8/20/48	60,367	8,739
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.039%, 9/20/43	14,633	2,875
IFB Ser. 20-33, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.989%, 3/20/50	184,554	30,065
IFB Ser. 19-121, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.989%, 8/20/49	79,024	11,231
IFB Ser. 16-51, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.939%, 4/20/46	65,844	12,577
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.939%, 2/20/41	31,356	5,272
IFB Ser. 10-134, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.889%, 11/20/39	24,569	992
Ser. 14-184, Class DI, IO, 5.50%, 12/16/44	113,779	24,444
Ser. 16-150, Class I, IO, 5.00%, 11/20/46	68,709	12,602
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	33,212	4,930
Ser. 14-146, Class EI, IO, 5.00%, 10/20/44	33,264	6,709
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	23,419	3,838
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	164	16
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	22,089	4,311
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	32,007	6,512
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	23,294	4,661
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	34,003	6,759
Ser. 18-153, Class AI, IO, 4.50%, 9/16/45	186,537	33,511
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	44,753	8,130
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	54,958	5,810
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	36,292	7,216
Ser. 13-20, Class QI, IO, 4.50%, 12/16/42	37,051	5,065
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	8,625	1,530
Ser. 16-135, Class PI, IO, 4.00%, 5/20/46	123,266	18,168
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	11,880	1,101
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	42,899	7,722
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	49,432	7,353
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	19,531	2,655
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36	29,817	532
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	28,795	3,008
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	28,510	2,371
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45	30,149	2,864
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	6,385	176
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	12,009	1,457
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	7,571	317
Ser. 13-157, Class IA, IO, 3.50%, 4/20/40	29,016	1,040
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39	26,385	1,582
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	71,109	5,927
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	42,205	1,215
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	20,362	467
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	22,737	1,194
FRB Ser. 15-H11, Class CI, IO, 2.791%, 5/20/65(WAC)	285,740	20,399
FRB Ser. 16-H16, Class DI, IO, 2.638%, 6/20/66(WAC)	75,177	6,271
Ser. 15-H09, Class AI, IO, 2.539%, 4/20/65(WAC)	158,171	10,859
Ser. 20-173, Class MI, IO, 2.50%, 11/20/50	241,309	33,030
Ser. 17-H02, Class BI, IO, 2.47%, 1/20/67(WAC)	112,898	10,381
FRB Ser. 15-H16, Class XI, IO, 2.444%, 7/20/65(WAC)	71,565	6,255
Ser. 17-H06, Class BI, IO, 2.407%, 2/20/67(WAC)	90,842	7,020
Ser. 17-H11, Class NI, IO, 2.262%, 5/20/67	3,012	270
Ser. 15-H20, Class CI, IO, 2.183%, 8/20/65(WAC)	134,984	11,514
Ser. 15-H24, Class HI, IO, 2.042%, 9/20/65(WAC)	294,706	14,211
Ser. 15-H15, Class JI, IO, 1.954%, 6/20/65(WAC)	209,800	16,931
Ser. 15-H25, Class BI, IO, 1.933%, 10/20/65(WAC)	202,752	16,382
Ser. 15-H19, Class NI, IO, 1.909%, 7/20/65(WAC)	143,180	10,538
Ser. 15-H18, Class IA, IO, 1.827%, 6/20/65(WAC)	58,431	3,033
Ser. 16-H02, Class BI, IO, 1.814%, 11/20/65(WAC)	243,943	19,662
Ser. 15-H10, Class CI, IO, 1.801%, 4/20/65(WAC)	123,782	8,553
Ser. 15-H26, Class GI, IO, 1.796%, 10/20/65(WAC)	158,522	11,493
Ser. 16-H03, Class AI, IO, 1.732%, 1/20/66(WAC)	118,131	8,167
Ser. 17-H14, Class DI, IO, 1.702%, 6/20/67(WAC)	229,350	12,178
Ser. 15-H09, Class BI, IO, 1.686%, 3/20/65(WAC)	159,322	10,134
Ser. 14-H21, Class AI, IO, 1.634%, 10/20/64(WAC)	150,746	10,792
Ser. 15-H25, Class AI, IO, 1.612%, 9/20/65(WAC)	213,487	13,535
Ser. 15-H10, Class EI, IO, 1.609%, 4/20/65(WAC)	78,677	3,112
Ser. 15-H24, Class BI, IO, 1.604%, 8/20/65(WAC)	280,795	9,355
Ser. 11-H15, Class AI, IO, 1.528%, 6/20/61(WAC)	63,220	2,878
Ser. 16-H04, Class KI, IO, 1.526%, 2/20/66(WAC)	79,919	4,508
Ser. 16-H08, Class GI, IO, 1.424%, 4/20/66(WAC)	158,449	7,276
Ser. 18-H05, Class AI, IO, 0.903%, 2/20/68(WAC)	108,273	11,030

		1,037,671
Commercial mortgage-backed securities (0.4%)
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.532%, 9/10/47(WAC)	27,000	16,726
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 13-C14, Class E, 4.702%, 8/15/46(WAC)	16,000	9,647
JPMorgan Chase Commercial Mortgage Securities Trust Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	10,255	8,511
ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 4.624%, 12/12/49(WAC)	765	2
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	17,000	4,480
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)	30,000	4,404
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)	100,000	47,905

		91,675
Residential mortgage-backed securities (non-agency) (1.1%)
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AR5, Class 1A1A, 2.874%, 4/25/37(WAC)	25,094	25,158
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 0.729%, 4/25/35	6,267	5,402
Federal Home Loan Mortgage Corporation 144A
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	29,000	30,107
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR + 3.10%), 3.218%, 3/25/50	17,000	17,165
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 12.359%, 9/25/28	59,630	73,085
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.809%, 4/25/28	11,214	11,895
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 5.609%, 9/25/29	10,000	10,765
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.109%, 5/25/25	948	958
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, (1 Month US LIBOR + 3.65%), 3.759%, 9/25/29	31,243	32,003
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.109%, 10/25/29	14,409	14,708
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 2.909%, 2/25/30	6,156	6,228
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 2.459%, 1/25/31	7,811	7,811
Federal National Mortgage Association 144A Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (1 Month US LIBOR + 3.25%), 3.359%, 1/25/40	10,000	9,500
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 04-AR12, Class A2B, (1 Month US LIBOR + 0.92%), 1.038%, 10/25/44	12,467	12,258

		257,043

Total mortgage-backed securities (cost $1,483,432)		$1,386,389

WARRANTS (1.5%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Bank of Shanghai Co., Ltd. (China)	12/30/21	$0.00	7,100	$9,524
Focus Media Information Technology Co., Ltd. (China)	4/12/23	0.00	2,300	3,257
Foshan Haitian Flavouring & Food Co., Ltd. 144A (China)	4/12/21	0.00	700	17,071
Hundsun Technologies, Inc. 144A (China)	7/29/21	0.00	1,800	23,075
Jiangsu Hengli Hydraulic Co., Ltd. 144A Class A (China)	3/23/22	0.00	1,300	17,746
Jiangsu Hengrui Medicine Co., Ltd. (China)	4/12/22	0.00	1,600	22,486
Luenmei Quantum Co., Ltd. 144A Class A (China)	12/2/21	0.00	3,400	5,443
Offcn Education Technology Co., Ltd. (China)	4/12/22	0.00	6,700	28,803
Poly Developments and Holdings Group Co., Ltd. 144A (China)	7/29/21	0.00	17,200	37,352
RiseSun Real Estate Development Co., Ltd. 144A Class A (China)	11/2/21	0.00	19,000	18,702
Sany Heavy Industry Co., Ltd. 144A Class A (China)	1/17/22	0.00	8,300	43,257
Seazen Holdings Co., Ltd. 144A (China)	5/6/21	0.00	1,700	12,661
Shandong Buchang Pharmaceuticals Co., Ltd. 144A Class A (China)	12/2/21	0.00	3,340	11,637
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. (China)	12/10/21	0.00	900	54,817
Suofeiya Home Collection Co., Ltd. 144A Class A (China)	6/14/21	0.00	5,400	27,137
Wens Foodstuffs Group Co., Ltd. (China)	4/12/22	0.00	6,700	17,300

Total warrants (cost $328,845)				$350,268

ASSET-BACKED SECURITIES (0.8%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.088%, 7/25/24	$25,000	$25,000
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 1.009%, 10/25/53	25,000	25,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.909%, 11/25/53	25,000	25,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.909%, 6/25/52	29,000	28,982
Station Place Securitization Trust 144A
FRB Ser. 20-13, Class A, (1 Month US LIBOR + 1.50%), 1.607%, 10/10/21	25,000	25,000
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%), 1.477%, 12/10/21	25,000	25,000
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 0.91%, 4/25/22	25,000	25,000

Total asset-backed securities (cost $179,000)		$178,982

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.6%)(a)
	Principal amount	Value
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/22 (Argentina) (In default)(NON)	$33,333	$13,419
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	44,000	50,600
Uruguay (Oriental Republic of) sr. unsec. unsub. notes 4.375%, 10/27/27 (Uruguay)	70,000	79,538
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)	12,000	1,200

Total foreign government and agency bonds and notes (cost $156,920)		$144,757

CORPORATE BONDS AND NOTES (0.4%)(a)
	Principal amount	Value
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	$20,000	$22,264
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)	10,000	12,492
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	21,000	23,205
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)	15,000	16,538
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)	26,000	1,105
Petroleos Mexicanos company guaranty sr. unsec. notes 6.375%, 1/23/45 (Mexico)	10,000	8,300
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)	18,000	18,812

Total corporate bonds and notes (cost $105,033)		$102,716

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Barclays Bank PLC
(1.08)/3 month USD-LIBOR-BBA/Jun-26 (United Kingdom)	Jun-21/1.08	$1,438,900	$12,375

Total purchased swap options outstanding (cost $9,209)			$12,375

SHORT-TERM INVESTMENTS (63.5%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.10%(AFF)	Shares	633,500	$633,500
Putnam Short Term Investment Fund 0.09%(AFF)	Shares	9,006,919	9,006,919
ABN AMRO Funding USA, LLC commercial paper 0.140%, 5/24/21		$250,000	249,927
Chariot Funding, LLC asset backed commercial paper 0.150%, 6/17/21		250,000	249,916
Commonwealth Bank of Australia commercial paper 0.120%, 5/26/21		250,000	249,959
CRC Funding, LLC asset backed commercial paper 0.120%, 5/11/21		250,000	249,962
FMS Wertmanagement commercial paper 0.150%, 6/28/21		250,000	249,908
ING (U.S.) Funding, LLC commercial paper 0.140%, 6/18/21		250,000	249,931
Lloyds Bank PLC commercial paper 0.140%, 7/1/21		250,000	249,891
Manhattan Asset Funding Co., LLC asset backed commercial paper 0.140%, 7/1/21		250,000	249,898
Mitsubishi UFJ Trust & Banking Corp./NY commercial paper 0.200%, 8/5/21		250,000	249,845
Old Line Funding, LLC asset backed commercial paper 0.160%, 5/27/21		250,000	249,923
Skandinaviska Enskilda Banken AB commercial paper 0.110%, 4/30/21		250,000	249,984
Sumitomo Mitsui Trust BankLtd. commercial paper 0.160%, 5/5/21		250,000	249,975
Swedbank AB commercial paper 0.150%, 6/18/21		250,000	249,937
Total Capital Canada, Ltd. commercial paper 0.100%, 5/18/21		250,000	249,959
U.S. Treasury Bills 0.024%, 8/5/21(SEGSF)(SEGCCS)		200,000	199,986
U.S. Treasury Bills 0.040%, 6/17/21(SEG)(SEGSF)(SEGCCS)		600,000	599,981
U.S. Treasury Bills 0.041%, 6/10/21(SEGCCS)		200,000	199,994
U.S. Treasury Bills 0.098%, 5/25/21(SEG)(SEGSF)		250,000	249,993
U.S. Treasury Cash Management Bills 0.023%, 7/20/21		200,000	199,989

Total short-term investments (cost $14,589,320)			$14,589,377
TOTAL INVESTMENTS

Total investments (cost $30,895,157)			$32,300,336

	FORWARD CURRENCY CONTRACTS at 3/31/21 (aggregate face value $12,924,077) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Sell	4/21/21	$115,083	$116,637	$1,554
		Canadian Dollar	Sell	4/21/21	64,935	64,377	(558)
		Euro	Buy	6/16/21	243,582	246,827	(3,245)
		Hong Kong Dollar	Sell	5/20/21	72,325	72,539	214
		Japanese Yen	Sell	5/19/21	65,898	69,536	3,638
		New Zealand Dollar	Sell	4/21/21	33,523	34,839	1,316
		Swiss Franc	Buy	6/16/21	1,802	904	898
	Barclays Bank PLC
		British Pound	Buy	6/16/21	67,152	68,128	(976)
		Canadian Dollar	Sell	4/21/21	69,312	68,731	(581)
		Euro	Sell	6/16/21	194,490	197,119	2,629
		Japanese Yen	Buy	5/19/21	91,352	96,375	(5,023)
		New Zealand Dollar	Sell	4/21/21	1,886	1,960	74
		Swedish Krona	Buy	6/16/21	77,844	80,289	(2,445)
	Citibank, N.A.
		Australian Dollar	Sell	4/21/21	36,766	37,277	511
		British Pound	Sell	6/16/21	100,384	101,843	1,459
		Canadian Dollar	Buy	4/21/21	57,375	56,895	480
		Euro	Sell	6/16/21	136,942	138,792	1,850
		Japanese Yen	Sell	5/19/21	84,876	88,035	3,159
		New Zealand Dollar	Sell	4/21/21	31,987	34,107	2,120
	Credit Suisse International
		Australian Dollar	Buy	4/21/21	47,856	49,165	(1,309)
		British Pound	Sell	6/16/21	152,782	154,880	2,098
		Canadian Dollar	Buy	4/21/21	398	793	(395)
		Euro	Sell	6/16/21	105,231	106,687	1,456
		New Zealand Dollar	Buy	4/21/21	19,834	20,617	(783)
	Goldman Sachs International
		Australian Dollar	Buy	4/21/21	2,507	5,165	(2,658)
		British Pound	Buy	6/16/21	74,046	75,129	(1,083)
		Canadian Dollar	Buy	4/21/21	452,317	450,212	2,105
		Euro	Sell	6/16/21	109,459	110,740	1,281
		Japanese Yen	Sell	5/19/21	318,101	331,111	13,010
		New Zealand Dollar	Sell	4/21/21	349,682	363,614	13,932
		Norwegian Krone	Buy	6/16/21	86,620	86,782	(162)
		Swedish Krona	Sell	6/16/21	46,163	48,106	1,943
		Swiss Franc	Sell	6/16/21	139,825	144,096	4,271
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/21/21	59,250	60,744	(1,494)
		British Pound	Buy	6/16/21	47,020	47,666	(646)
		Canadian Dollar	Buy	4/21/21	152,868	152,155	713
		Euro	Buy	6/16/21	176,756	178,944	(2,188)
		Hong Kong Dollar	Sell	5/20/21	90,285	90,550	265
		Japanese Yen	Buy	5/19/21	106,729	112,617	(5,888)
		New Zealand Dollar	Sell	4/21/21	43,300	45,000	1,700
		Swiss Franc	Sell	6/16/21	102,086	105,231	3,145
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/21/21	119,261	121,726	(2,465)
		British Pound	Sell	6/16/21	77,080	78,175	1,095
		Canadian Dollar	Sell	4/21/21	138,226	134,899	(3,327)
		Euro	Sell	6/16/21	388,980	394,194	5,214
		Japanese Yen	Buy	5/19/21	14,715	14,413	302
		New Zealand Dollar	Sell	4/21/21	116,351	120,945	4,594
		Norwegian Krone	Buy	6/16/21	202,841	203,504	(663)
		Swedish Krona	Buy	6/16/21	19,604	19,890	(286)
		Swiss Franc	Sell	6/16/21	39,965	40,056	91
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	4/21/21	224,468	230,285	(5,817)
		British Pound	Buy	6/16/21	283,639	287,079	(3,440)
		Canadian Dollar	Buy	4/21/21	205,389	204,330	1,059
		Euro	Buy	6/16/21	179,105	181,547	(2,442)
		Hong Kong Dollar	Sell	5/20/21	29,769	29,856	87
		Japanese Yen	Buy	5/19/21	339,821	356,381	(16,560)
		New Zealand Dollar	Buy	4/21/21	161,467	167,364	(5,897)
		Norwegian Krone	Buy	6/16/21	39,376	39,376	—
		Swedish Krona	Buy	6/16/21	158,105	161,031	(2,926)
	NatWest Markets PLC
		Australian Dollar	Buy	4/21/21	34,866	38,846	(3,980)
		British Pound	Buy	6/16/21	119,274	121,043	(1,769)
		Canadian Dollar	Sell	4/21/21	48,462	46,695	(1,767)
		Euro	Buy	6/16/21	75,518	76,717	(1,199)
		Japanese Yen	Buy	5/19/21	30,151	31,817	(1,666)
		New Zealand Dollar	Sell	4/21/21	256,028	266,185	10,157
		Swiss Franc	Sell	6/16/21	40,601	41,845	1,244
	State Street Bank and Trust Co.
		Australian Dollar	Sell	4/21/21	235,938	235,349	(589)
		British Pound	Sell	6/16/21	529,910	538,363	8,453
		Canadian Dollar	Buy	4/21/21	52,521	60,498	(7,977)
		Euro	Sell	6/16/21	93,839	94,801	962
		Hong Kong Dollar	Sell	5/20/21	251,737	252,480	743
		Japanese Yen	Sell	5/19/21	624,579	657,641	33,062
		New Zealand Dollar	Sell	4/21/21	257,705	265,777	8,072
		Norwegian Krone	Sell	6/16/21	39,656	40,115	459
		Swedish Krona	Buy	6/16/21	46,381	48,248	(1,867)
		Swiss Franc	Sell	6/16/21	201,097	207,175	6,078
	Toronto-Dominion Bank
		Australian Dollar	Buy	4/21/21	58,339	59,819	(1,480)
		British Pound	Sell	6/16/21	8,273	8,387	114
		Canadian Dollar	Buy	4/21/21	63,343	65,679	(2,336)
		Euro	Sell	6/16/21	360,088	364,964	4,876
		Hong Kong Dollar	Sell	5/20/21	36,137	36,242	105
		Japanese Yen	Buy	5/19/21	158,762	167,659	(8,897)
		New Zealand Dollar	Sell	4/21/21	18,158	18,872	714
		Norwegian Krone	Buy	6/16/21	204,361	205,099	(738)
		Swiss Franc	Sell	6/16/21	51,414	52,990	1,576
	UBS AG
		Australian Dollar	Sell	4/21/21	165,826	170,358	4,532
		British Pound	Sell	6/16/21	204,766	208,273	3,507
		Canadian Dollar	Buy	4/21/21	57,693	58,233	(540)
		Euro	Buy	6/16/21	308,412	312,750	(4,338)
		Hong Kong Dollar	Sell	5/20/21	49,786	49,931	145
		Japanese Yen	Buy	5/19/21	340,741	354,237	(13,496)
		New Zealand Dollar	Sell	4/21/21	231,794	240,655	8,861
		Norwegian Krone	Buy	6/16/21	44,695	45,273	(578)
		Swedish Krona	Sell	6/16/21	65,836	67,474	1,638
		Swiss Franc	Sell	6/16/21	79,400	80,275	875
	WestPac Banking Corp.
		Australian Dollar	Buy	4/21/21	11,547	11,971	(424)
		British Pound	Sell	6/16/21	66,187	67,174	987
		Canadian Dollar	Sell	4/21/21	8,913	8,462	(451)
		Euro	Sell	6/16/21	45,921	45,826	(95)
		Japanese Yen	Sell	5/19/21	11,709	12,820	1,111
		New Zealand Dollar	Sell	4/21/21	86,179	86,794	615

	Unrealized appreciation						177,149

	Unrealized (depreciation)						(127,444)

	Total						$49,705
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	2	$220,832	$219,200	Jun-21	$291
MSCI Emerging Markets Index (Long)	11	724,034	727,375	Jun-21	(16,669)
NASDAQ 100 Index E-Mini (Long)	2	523,658	523,590	Jun-21	13,969
Russell 2000 Index E-Mini (Long)	3	333,078	333,375	Jun-21	(9,017)
S&P 500 Index E-Mini (Long)	18	3,575,601	3,570,660	Jun-21	72,323
S&P 500 Index E-Mini (Short)	29	5,760,691	5,752,730	Jun-21	(104,239)
U.S. Treasury Note 2 yr (Short)	21	4,635,258	4,635,258	Jun-21	4,390
U.S. Treasury Note 5 yr (Short)	34	4,195,547	4,195,547	Jun-21	6,589
U.S. Treasury Note 10 yr (Long)	9	1,178,438	1,178,438	Jun-21	(31,239)
U.S. Treasury Note Ultra 10 yr (Long)	23	3,304,813	3,304,813	Jun-21	(120,802)

Unrealized appreciation					97,562

Unrealized (depreciation)					(281,966)

Total					$(184,404)

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/21 (premiums $9,209) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Barclays Bank PLC
(1.08)/3 month USD-LIBOR-BBA/Jun-26	Jun-21/1.08	$1,438,900	$7,856

Total			$7,856

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/21 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	$4,900	$(638)	$488
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	3,700	(84)	196
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	4,900	(638)	(362)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	3,700	(1,740)	(1,454)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,700	(215)	(1)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,700	(215)	(66)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	8,600	(1,201)	93
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	8,600	(1,201)	(995)

Unrealized appreciation				777

Unrealized (depreciation)				(2,878)

Total				$(2,101)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/21 (proceeds receivable $4,087,539) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 3.50%, 4/1/51	$1,000,000	4/14/21	$1,056,172
Uniform Mortgage-Backed Securities, 2.50%, 4/1/51	1,000,000	4/14/21	1,025,391
Uniform Mortgage-Backed Securities, 2.00%, 5/1/51	1,000,000	5/13/21	995,234
Uniform Mortgage-Backed Securities, 2.00%, 4/1/51	1,000,000	4/14/21	996,953

Total			$4,073,750

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$4,300	$170		$—	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$(199)
		4,900	19	(E)	—	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	(19)
		400	1	(E)	—	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1
		8,600	1,675	(E)	—	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	(1,676)
		700	123	(E)	—	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	123
		2,000	479		5	10/16/50	3 month USD-LIBOR-BBA — Quarterly	1.16% — Semiannually	(464)
		13,000	497		—	2/22/31	1.3659% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	480
		9,000	294		—	2/24/31	1.4255% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	282
		880,000	28,266		(10)	2/24/31	1.431% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	27,116
		440,000	13,618		(5)	2/24/31	1.4435% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	13,038
		354,000	11,153		(4)	2/25/31	1.438% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	10,704
		443,000	13,750		(5)	2/25/31	1.443% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	13,186
		442,000	13,326		(5)	2/25/31	1.4525% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	12,759
		1,427,000	876	(E)	48	6/16/23	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	(828)
		8,000	75	(E)	41	6/16/26	3 month USD-LIBOR-BBA — Quarterly	0.95% — Semiannually	(34)
		793,000	13,816	(E)	(9,878)	6/16/31	1.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,938
		177,000	9,266	(E)	7,780	6/16/51	3 month USD-LIBOR-BBA — Quarterly	2.00% — Semiannually	(1,486)
		12,000	288		—	3/2/31	1.51882% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	275
		139,000	2,931	(E)	90	6/16/31	1.35% — Annually	Secured Overnight Financing Rate — Annually	3,020
		322,000	1,820		(4)	3/23/31	3 month USD-LIBOR-BBA — Quarterly	1.7200% — Semiannually	(1,717)
		317,750	1,931		(4)	3/23/31	3 month USD-LIBOR-BBA — Quarterly	1.7155% — Semiannually	(1,830)
		174,500	943		(2)	4/1/26	0.94375% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	941
		100,000	514		(1)	3/31/31	1.7275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	513
		62,900	239	(E)	(1)	7/1/26	3 month USD-LIBOR-BBA — Quarterly	1.08% — Semiannually	(240)
		134,000	201		(2)	4/1/31	1.7665% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	199
		275,000	425		(4)	4/1/31	3 month USD-LIBOR-BBA — Quarterly	1.766% — Semiannually	(429)
		275,000	906		(4)	4/1/31	3 month USD-LIBOR-BBA — Quarterly	1.7475% — Semiannually	(910)
		90,000	385		(1)	4/1/31	3 month USD-LIBOR-BBA — Quarterly	1.7371% — Semiannually	(386)
	AUD	234,000	2,475	(E)	1,175	6/16/31	6 month AUD-BBR-BBSW — Semiannually	1.76% — Semiannually	(1,300)
	CAD	301,000	5,306	(E)	1,249	6/16/31	3 month CAD-BA-CDOR — Semiannually	1.91% — Semiannually	(4,169)
	CHF	140,000	3,081	(E)	(3,022)	6/16/31	—	0.16% plus 6 month CHF-LIBOR-BBA — Semiannually	59
	EUR	777,000	3,514	(E)	484	6/16/31	0.05% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	3,998
	GBP	2,000	27	(E)	40	6/16/31	0.93% — Annually	Sterling Overnight Index Average — Annually	13
	NOK	740,000	573	(E)	209	6/16/31	6 month NOK-NIBOR-NIBR — Semiannually	1.82% — Annually	(364)
	NZD	87,000	357	(E)	417	6/16/31	3 month NZD-BBR-FRA — Quarterly	1.96% — Semiannually	60
	SEK	1,881,000	964	(E)	(853)	6/16/31	0.77% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	111

	Total				$(2,267)				$74,765
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/21 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	$5,159,717	$5,181,714	$—	6/20/23	(3 month USD-LIBOR-BBA plus 0.10%) — Quarterly	A basket (MLFCF15) of common stocks — Quarterly*	$21,997
	5,161,994	5,189,348	—	6/202023	(3 month USD-LIBOR-BBA minus 0.07%) — Quarterly	Russell 2000 Total Return Index — Quarterly	(27,355)
	658	672	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	23
	658	672	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	23
	Barclays Bank PLC
	1,575	1,622	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(65)
	304	310	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	11
	1,160	1,166	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	20
	Citibank, N.A.
	18,188	18,074	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	ACI Worldwide, Inc. — Monthly	111
	150,586	161,104	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Advance Auto Parts Inc. — Monthly	(10,762)
	37,387	38,338	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Arcosa, Inc — Monthly	(951)
	9,652	9,970	—	7/5/22	1 month USD-LIBOR-BBA minus 1.85% — Monthly	B&G Foods, Inc. — Monthly	(475)
	111,834	107,662	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Bausch Health Cos, Inc. — Monthly	4,180
	17,011	16,005	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Beyond Meat Inc. — Monthly	1,001
	32,194	28,325	—	7/5/22	1 month USD-LIBOR-BBA minus 0.80% — Monthly	Blackberry, Ltd. — Monthly	3,854
	27,721	27,474	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Century Link, Inc. — Monthly	(204)
	142,785	147,939	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Citrix Systems, Inc. — Monthly	(5,492)
	30,146	31,161	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Columbia Sportswear Co — Monthly	(1,096)
	30,986	32,869	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Dycom Industries, Inc. — Monthly	(1,888)
	2,684	3,459	—	7/5/22	1 month USD-LIBOR-BBA minus 1.25% — Monthly	Ebix, Inc. — Monthly	(782)
	61,295	57,987	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Elanco Animal Health, Inc. — Monthly	3,298
	28,647	25,084	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Everbridge, Inc. — Monthly	3,558
	71,061	71,449	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Fair Isaac Corp. — Monthly	(389)
	87,232	90,567	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Horizon Therapeutics, PLC — Monthly	(3,350)
	79,012	82,761	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Intuitive Surgical, Inc. — Monthly	(3,761)
	73,096	58,420	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Itron, Inc. — Monthly	14,664
	9,349	8,200	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Medallia Inc. — Monthly	1,148
	38,768	39,117	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Middleby Corp — Monthly	(355)
	57,280	59,805	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Oshkosh Corp. — Monthly	(2,535)
	11,961	12,461	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Patterson Companies, Inc. — Monthly	(400)
	76,053	79,821	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Penumbra, Inc. — Monthly	(3,769)
	13,205	12,042	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Plug Power, Inc. — Monthly	1,160
	21,765	22,040	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Prestige Brands Holdings, Inc. — Monthly	(278)
	115,723	116,633	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Ralph Lauren Corp. — Monthly	(928)
	29,186	38,779	—	7/5/22	1 month USD-LIBOR-BBA minus 0.65% — Monthly	Restoration Hardware Holdings, Inc. — Monthly	(9,591)
	4,662	5,040	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Solarwinds, Corp. — Monthly	(380)
	32,683	34,003	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Store Capital Corp. — Monthly	(1,163)
	422	431	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	15
	75,940	84,827	—	7/5/22	1 month USD-LIBOR-BBA minus 1.30% — Monthly	Tesla, Inc. — Monthly	(8,899)
	47,024	46,657	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	The Hershey Co. — Monthly	366
	10,061	13,374	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	TPI Composites, Inc. — Monthly	(3,315)
	38,235	38,140	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Vertiv Holdings Co — Monthly	91
	12,782	12,247	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	WD-40 Co. — Monthly	560
	38,072	38,301	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Welbilt, Inc. — Monthly	(230)
	64,867	67,553	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Woodward, Inc. — Monthly	(2,700)
	18,391	17,576	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	WSFS Financial Corp. — Monthly	813
	5,812	6,016	—	7/5/22	1 month USD-LIBOR-BBA minus 3.25% — Monthly	Zynex, Inc. — Monthly	(210)
	Credit Suisse International
	1,638,674	1,594,522	—	11/2/21	1 month USD-LIBOR-BBA minus 0.35% — Monthly	MSCI Emerging Markets TR Net USD — Monthly	43,844
	3,795	3,907	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	157
	322	332	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	13
	3,869	3,969	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	154
	1,795	1,842	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	71
	2,041	2,086	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(72)
	Goldman Sachs International
	654,547	660,753	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (GSGLPHCL) of common stocks — Monthly*	6,863
	4,987,978	5,027,857	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	54,096
	4,946,828	4,936,706	—	12/15/25	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(4,276)
	792,793	785,441	—	12/15/25	(0.20%) — Monthly	Goldman Sachs Cross Asset Trend Series 27 Excess Return Strategy — Monthly†††	(7,419)
	224,471	228,262	—	12/15/25	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Enhanced 3x Excess Return Strategy — Monthly††	3,749
	732,028	745,344	—	12/15/25	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Series 85 Excess Return Strategy — Monthly††	13,316
	163,109	164,308	—	12/15/25	(0.30%) — Monthly	Goldman Sachs Volatility of Volatility Carry Excess Return Strategy — Monthly†	1,179
	452,930	454,114	—	12/15/25	(0.30%) — Monthly	Goldman Sachs Volatility of Volatility Carry Series 69 Excess Return Strategy — Monthly†	1,128
	26,904	26,336	—	12/15/25	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Open Text Corp. — Monthly	552
	4,909	4,929	—	12/15/25	1 month USD-LIBOR-BBA minus 0.50% — Monthly	Sillajen Inc. — Monthly	(52)
	2,112	2,212	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(125)
	2,542	2,617	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(105)
	1,795	1,842	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	71
	JPMorgan Chase Bank N.A.
	1,752,365	1,774,315	—	3/29/22	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (JPCMPTFL) of common stocks — Monthly*	22,176
	1,169,795	1,206,773	—	2/5/22	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Russell 1000 Value Total Return Index — Monthly	36,639
	JPMorgan Securities LLC
	2,238	2,296	—	1/12/45	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(89)
	5,222	5,357	—	1/12/45	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(207)
	UBS AG
	8,313,131	8,386,316	—	5/22/23	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (UBSPUSER) of common stocks — Monthly*	76,577
	123,380	120,390	—	11/2/21	1 month USD-LIBOR-BBA minus 0.25% — Monthly	MSCI Daily TR Net Emerging Markets USD — Monthly	2,982
	1,638,674	1,594,522	—	11/2/21	1 month USD-LIBOR-BBA minus 0.25% — Monthly	MSCI Emerging Markets TR Net USD — Monthly	43,972
	8,348,857	8,419,727	—	5/22/23	1 month USD-LIBOR-BBA plus 0.20% — Monthly	S&P 500 Total Return 4 Jan 1988 Index — Monthly	(70,299)

Upfront premium received			—	Unrealized appreciation			364,432

Upfront premium (paid)			—	Unrealized (depreciation)			(173,967)

		Total	$—			Total	$190,465
†	Replicates exposure to the difference between the implied and the realized volatility risk premium in the CBOE Volatility Index option market, with a delta hedge overlay.
††	Replicates exposure to the difference between the implied and the realized volatility risk premium on the S&P500 Index, with a delta hedge overlay.
†††	Provides synthetic exposure to assets in several asset classes (equity, credit, foreign exchange and interest rates). The Strategy is calculated on an "excess return" basis and does not include any synthetic interest rate return on a notional cash amount.
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (MLFCF15) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Apple, Inc.	Technology	2,500	$305,424	5.89%
Alphabet, Inc. Class A	Technology	118	244,192	4.71%
Amazon.com, Inc.	Consumer cyclicals	73	226,595	4.37%
Microsoft Corp.	Technology	705	166,230	3.21%
JPMorgan Chase & Co.	Financials	917	139,565	2.69%
NVIDIA Corp.	Technology	226	120,706	2.33%
Qualcomm, Inc.	Technology	746	98,907	1.91%
Procter & Gamble Co. (The)	Consumer staples	701	94,986	1.83%
Verizon Communications, Inc.	Communication services	1,584	92,105	1.78%
Adobe, Inc.	Technology	187	88,836	1.71%
Bristol-Myers Squibb Co.	Health care	1,397	88,187	1.70%
Citigroup, Inc.	Financials	1,191	86,653	1.67%
Ford Motor Co.	Consumer cyclicals	6,918	84,743	1.64%
Accenture PLC Class A	Technology	305	84,314	1.63%
Intuit, Inc.	Technology	218	83,463	1.61%
Cisco Systems, Inc./California	Technology	1,507	77,940	1.50%
Lockheed Martin Corp.	Capital goods	205	75,751	1.46%
Eli Lilly and Co.	Health care	331	61,869	1.19%
MetLife, Inc.	Financials	976	59,357	1.15%
Honeywell International, Inc.	Capital goods	263	57,090	1.10%
Pinterest, Inc. Class A	Technology	754	55,820	1.08%
DuPont de Nemours, Inc.	Basic materials	714	55,180	1.06%
Goldman Sachs Group, Inc. (The)	Financials	168	54,927	1.06%
eBay, Inc.	Technology	867	53,090	1.02%
PepsiCo, Inc.	Consumer staples	369	52,195	1.01%
Autodesk, Inc.	Technology	185	51,300	0.99%
Comcast Corp. Class A	Communication services	934	50,552	0.98%
Abbott Laboratories	Health care	398	47,731	0.92%
McDonald's Corp.	Consumer staples	211	47,264	0.91%
Altria Group, Inc.	Consumer staples	856	43,781	0.84%
Morgan Stanley	Financials	558	43,353	0.84%
Merck & Co., Inc.	Health care	546	42,083	0.81%
Southern Co. (The)	Utilities and power	642	39,905	0.77%
Activision Blizzard, Inc.	Technology	424	39,440	0.76%
Fortinet, Inc.	Technology	211	39,005	0.75%
Cummins, Inc.	Capital goods	149	38,554	0.74%
Simon Property Group, Inc.	Financials	334	37,985	0.73%
Edwards Lifesciences Corp.	Health care	448	37,479	0.72%
Halliburton Co.	Energy	1,700	36,491	0.70%
Best Buy Co., Inc.	Consumer cyclicals	315	36,113	0.70%
Target Corp.	Consumer cyclicals	175	34,572	0.67%
Coca-Cola Co. (The)	Consumer staples	648	34,178	0.66%
Deere & Co.	Capital goods	91	33,964	0.66%
Johnson & Johnson	Health care	206	33,889	0.65%
Medtronic PLC	Health care	277	32,767	0.63%
Cadence Design Systems, Inc.	Technology	236	32,340	0.62%
Old Dominion Freight Line, Inc.	Transportation	134	32,248	0.62%
Humana, Inc.	Health care	77	32,170	0.62%
Synchrony Financial	Financials	780	31,723	0.61%
Biogen, Inc.	Health care	109	30,532	0.59%

A BASKET (GSGLPHCL) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Waters Corp.	Health care	110	$31,131	4.71%
Merck KGaA (Germany)	Health care	175	29,972	4.54%
Mettler-Toledo International, Inc.	Health care	25	29,442	4.46%
Agilent Technologies, Inc.	Technology	228	28,950	4.38%
IQVIA Holdings, Inc.	Health care	145	28,011	4.24%
PerkinElmer, Inc.	Health care	205	26,290	3.98%
Thermo Fisher Scientific, Inc.	Health care	57	26,001	3.94%
Zoetis, Inc.	Health care	147	23,180	3.51%
Pfizer, Inc.	Health care	620	22,475	3.40%
Alexion Pharmaceuticals, Inc.	Health care	141	21,500	3.25%
Illumina, Inc.	Health care	55	21,275	3.22%
Ipsen SA (France)	Health care	243	20,924	3.17%
Merck & Co., Inc.	Health care	264	20,321	3.08%
Johnson & Johnson	Health care	122	20,016	3.03%
AbbVie, Inc.	Health care	164	17,720	2.68%
Sanofi (France)	Health care	175	17,324	2.62%
GlaxoSmithKline PLC (United Kingdom)	Health care	969	17,227	2.61%
Sumitomo Dainippon Pharma Co., Ltd. (Japan)	Health care	940	16,396	2.48%
Viatris, Inc.	Health care	1,167	16,305	2.47%
Bayer AG (Germany)	Health care	247	15,669	2.37%
Taisho Pharmaceutical Holdings Co., Ltd. (Japan)	Health care	225	14,557	2.20%
Perrigo Co. PLC	Health care	359	14,536	2.20%
Biogen, Inc.	Health care	50	13,946	2.11%
Sartorius Stedim Biotech (France)	Health care	33	13,645	2.07%
Bristol-Myers Squibb Co.	Health care	213	13,467	2.04%
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	Health care	1,107	12,769	1.93%
AstraZeneca PLC (United Kingdom)	Health care	118	11,777	1.78%
CSL, Ltd. (Australia)	Health care	57	11,554	1.75%
Amgen, Inc.	Health care	45	11,276	1.71%
Gilead Sciences, Inc.	Health care	157	10,147	1.54%
Hisamitsu Pharmaceutical Co., Inc. (Japan)	Health care	153	9,957	1.51%
Galenica AG (Switzerland)	Health care	64	8,750	1.32%
Eli Lilly and Co.	Health care	44	8,231	1.25%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	217	7,820	1.18%
Eisai Co., Ltd. (Japan)	Health care	87	5,870	0.89%
Shionogi & Co., Ltd. (Japan)	Health care	104	5,602	0.85%
Galapagos NV (Belgium)	Health care	70	5,423	0.82%
Hikma Pharmaceuticals PLC (United Kingdom)	Health care	158	4,971	0.75%
H Lundbeck A/S (Denmark)	Health care	135	4,608	0.70%
Astellas Pharma, Inc. (Japan)	Health care	254	3,909	0.59%
UCB SA (Belgium)	Health care	34	3,271	0.50%
Incyte Corp.	Health care	37	2,981	0.45%
Grifols SA (Spain)	Health care	100	2,620	0.40%
Eurofins Scientific (Luxembourg)	Health care	27	2,614	0.40%
Novartis AG (Switzerland)	Health care	19	1,659	0.25%
Regeneron Pharmaceuticals, Inc.	Health care	3	1,654	0.25%
Daiichi Sankyo Co., Ltd. (Japan)	Health care	53	1,538	0.23%
Recordati SpA (Italy)	Health care	15	818	0.12%
Orion Oyj Class B (Finland)	Health care	16	631	0.10%
Vertex Pharmaceuticals, Inc.	Health care	3	577	0.09%

A BASKET (GSGLPWDL) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Arrow Electronics, Inc.	Technology	343	$37,956	0.75%
Knight-Swift Transportation Holdings, Inc.	Transportation	770	37,041	0.74%
ITOCHU Corp. (Japan)	Consumer staples	1,119	36,256	0.72%
NN Group NV (Netherlands)	Financials	738	36,074	0.72%
Toronto-Dominion Bank (Canada)	Financials	550	35,900	0.71%
Royal Bank of Canada (Canada)	Financials	389	35,899	0.71%
MetLife, Inc.	Financials	590	35,874	0.71%
Canadian Imperial Bank of Commerce (Canada)	Financials	360	35,218	0.70%
Cadence Design Systems, Inc.	Technology	256	35,099	0.70%
Sun Hung Kai Properties, Ltd. (Hong Kong)	Financials	2,309	34,993	0.70%
AGNC Investment Corp.	Financials	2,077	34,818	0.69%
Annaly Capital Management, Inc.	Financials	4,023	34,596	0.69%
Nippon Telegraph & Telephone Corp. (Japan)	Communication services	1,313	33,697	0.67%
Fujitsu, Ltd. (Japan)	Technology	233	33,608	0.67%
Ally Financial, Inc.	Financials	743	33,596	0.67%
Mizuho Financial Group, Inc. (Japan)	Financials	2,312	33,391	0.66%
Paychex, Inc.	Technology	335	32,790	0.65%
Amgen, Inc.	Health care	130	32,329	0.64%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	Financials	104	32,095	0.64%
Honda Motor Co., Ltd. (Japan)	Consumer cyclicals	1,067	31,978	0.64%
State Street Corp.	Financials	379	31,865	0.63%
Dover Corp.	Capital goods	232	31,804	0.63%
Church & Dwight Co., Inc.	Consumer staples	363	31,708	0.63%
Swisscom AG (Switzerland)	Communication services	59	31,591	0.63%
Allstate Corp. (The)	Financials	273	31,355	0.62%
Ageas SA/NV (Belgium)	Financials	517	31,242	0.62%
Rio Tinto PLC (United Kingdom)	Basic materials	407	31,128	0.62%
Air Liquide SA (France)	Basic materials	189	30,882	0.61%
NextEra Energy, Inc.	Utilities and power	404	30,537	0.61%
Segro PLC ® (United Kingdom)	Financials	2,308	29,831	0.59%
Open Text Corp. (Canada)	Technology	623	29,708	0.59%
Aurizon Holdings, Ltd. (Australia)	Transportation	9,896	29,314	0.58%
Dexus Property Group (Australia)	Financials	3,898	28,866	0.57%
WEC Energy Group, Inc.	Utilities and power	302	28,237	0.56%
AMETEK, Inc.	Conglomerates	219	27,946	0.56%
Mettler-Toledo International, Inc.	Health care	24	27,403	0.55%
Sun Life Financial, Inc. (Canada)	Financials	540	27,302	0.54%
CMS Energy Corp.	Utilities and power	444	27,173	0.54%
Accenture PLC Class A	Technology	98	27,040	0.54%
Avery Dennison Corp.	Capital goods	147	26,972	0.54%
T Rowe Price Group, Inc.	Financials	157	26,928	0.54%
Chubu Electric Power Co., Inc. (Japan)	Utilities and power	2,083	26,805	0.53%
CK Asset Holdings, Ltd. (Hong Kong)	Financials	4,399	26,710	0.53%
3i Group PLC (United Kingdom)	Financials	1,661	26,413	0.53%
RioCan Real Estate Investment Trust ® (Canada)	Financials	1,656	25,645	0.51%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	290	25,167	0.50%
Sumitomo Mitsui Financial Group, Inc. (Japan)	Financials	690	24,962	0.50%
Iberdrola SA (Spain)	Utilities and power	1,901	24,483	0.49%
AutoZone, Inc.	Consumer cyclicals	17	24,335	0.48%
Roper Technologies, Inc.	Technology	60	24,298	0.48%

A BASKET (GSGLPWDS) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
ASML Holding NV (Netherlands)	Technology	66	$39,796	0.81%
Hang Seng Bank, Ltd. (Hong Kong)	Financials	1,806	34,968	0.71%
UDR, Inc.	Financials	780	34,194	0.69%
Boeing Co. (The)	Capital goods	134	34,033	0.69%
American Express Co.	Financials	239	33,844	0.69%
Camden Property Trust	Financials	306	33,579	0.68%
Zurich Insurance Group AG (Switzerland)	Financials	79	33,577	0.68%
Analog Devices, Inc.	Technology	214	33,160	0.67%
AIA Group, Ltd. (Hong Kong)	Financials	2,718	32,968	0.67%
Markel Corp.	Financials	29	32,877	0.67%
U.S. Bancorp	Financials	593	32,776	0.66%
Essex Property Trust, Inc.	Financials	120	32,705	0.66%
Emera, Inc. (Canada)	Utilities and power	716	31,871	0.65%
Mitsubishi Estate Co., Ltd. (Japan)	Financials	1,818	31,730	0.64%
Suncor Energy, Inc. (Canada)	Energy	1,491	31,160	0.63%
Waste Connections, Inc.	Capital goods	283	30,533	0.62%
Equity Lifestyle Properties, Inc.	Financials	475	30,215	0.61%
Marathon Petroleum Corp.	Energy	563	30,125	0.61%
Bayerische Motoren Werke (BMW) AG (Germany)	Consumer cyclicals	287	29,745	0.60%
Macquarie Group, Ltd. (Australia)	Financials	256	29,676	0.60%
Microchip Technology, Inc.	Technology	191	29,664	0.60%
Alliant Energy Corp.	Utilities and power	544	29,457	0.60%
Fidelity National Information Services, Inc.	Technology	209	29,330	0.59%
Liberty Media Corp.-Liberty Formula One Class C	Consumer cyclicals	670	29,000	0.59%
ABB, Ltd. (Switzerland)	Capital goods	950	28,708	0.58%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	961	28,641	0.58%
Southern Co. (The)	Utilities and power	457	28,401	0.58%
Coca-Cola Co. (The)	Consumer staples	537	28,307	0.57%
Fortis, Inc. (Canada)	Utilities and power	644	27,934	0.57%
Edison International	Utilities and power	474	27,766	0.56%
NiSource, Inc.	Utilities and power	1,148	27,683	0.56%
Xylem, Inc.	Capital goods	261	27,437	0.56%
Hitachi Metals, Ltd. (Japan)	Basic materials	1,639	26,967	0.55%
Sensata Technologies Holding PLC	Technology	464	26,872	0.54%
Ferrovial SA (Spain)	Basic materials	1,015	26,457	0.54%
Ecolab, Inc.	Consumer cyclicals	124	26,448	0.54%
MS&AD Insurance Group Holdings (Japan)	Financials	893	26,218	0.53%
Corning, Inc.	Communication services	584	25,420	0.51%
James Hardie Industries PLC (CDI) (Australia)	Basic materials	835	25,269	0.51%
Live Nation Entertainment, Inc.	Consumer cyclicals	297	25,154	0.51%
Berkshire Hathaway, Inc. Class B	Financials	98	25,035	0.51%
Leg Immobilien AG (Germany)	Financials	190	24,975	0.51%
Lonza Group AG (Switzerland)	Health care	45	24,889	0.50%
Nordea Bank ABP (Finland)	Financials	2,515	24,770	0.50%
General Dynamics Corp.	Capital goods	136	24,613	0.50%
KBC Group NV (Belgium)	Financials	334	24,281	0.49%
Agnico-Eagle Mines, Ltd. (Canada)	Basic materials	417	24,097	0.49%
Shaw Communications, Inc. (Canada)	Communication services	920	23,936	0.48%
Boston Scientific Corp.	Health care	617	23,865	0.48%
Accor SA (France)	Consumer cyclicals	630	23,767	0.48%

A BASKET (JPCMPTFL) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Zoetis, Inc.	Health care	170	$26,728	1.51%
Burlington Stores, Inc.	Consumer cyclicals	87	25,854	1.46%
United Rentals, Inc.	Consumer cyclicals	70	23,102	1.30%
Flowserve Corp.	Capital goods	587	22,770	1.28%
Kohl's Corp.	Consumer cyclicals	371	22,142	1.25%
Jazz Pharmaceuticals PLC	Health care	130	21,383	1.21%
Catalent, Inc.	Health care	197	20,714	1.17%
Dick's Sporting Goods, Inc.	Consumer cyclicals	269	20,482	1.15%
Thor Industries, Inc.	Consumer cyclicals	148	19,943	1.12%
Merck & Co., Inc.	Health care	258	19,888	1.12%
Bristol-Myers Squibb Co.	Health care	315	19,887	1.12%
Vroom, Inc.	Consumer cyclicals	500	19,508	1.10%
Polaris, Inc.	Consumer cyclicals	143	19,036	1.07%
BorgWarner, Inc.	Capital goods	390	18,087	1.02%
Timken Co. (The)	Basic materials	214	17,375	0.98%
Peloton Interactive, Inc. Class A	Consumer cyclicals	151	16,986	0.96%
AECOM	Capital goods	258	16,523	0.93%
HubSpot, Inc.	Technology	36	16,237	0.92%
Tapestry, Inc.	Consumer cyclicals	389	16,025	0.90%
Pfizer, Inc.	Health care	439	15,892	0.90%
Envista Holdings Corp.	Health care	361	14,711	0.83%
Hexcel Corp.	Capital goods	255	14,298	0.81%
General Motors Co.	Consumer cyclicals	241	13,830	0.78%
Spirit AeroSystems Holdings, Inc. Class A	Capital goods	278	13,514	0.76%
RingCentral, Inc. Class A	Technology	45	13,397	0.76%
Johnson & Johnson	Health care	80	13,203	0.74%
Hanesbrands, Inc.	Consumer cyclicals	671	13,191	0.74%
Eli Lilly and Co.	Health care	71	13,180	0.74%
Coupa Software, Inc.	Technology	50	12,612	0.71%
GrubHub, Inc.	Consumer staples	210	12,570	0.71%
Generac Holdings, Inc.	Capital goods	38	12,450	0.70%
Ford Motor Co.	Consumer cyclicals	991	12,141	0.68%
Lamb Weston Holdings, Inc.	Consumer staples	156	12,052	0.68%
Williams-Sonoma, Inc.	Consumer cyclicals	67	12,041	0.68%
Zynga, Inc. Class A	Technology	1,177	12,014	0.68%
TransDigm Group, Inc.	Capital goods	20	11,872	0.67%
Trade Desk, Inc. (The) Class A	Consumer cyclicals	18	11,838	0.67%
Square, Inc. Class A	Consumer cyclicals	51	11,644	0.66%
Foot Locker, Inc.	Consumer cyclicals	206	11,566	0.65%
Dropbox, Inc. Class A	Technology	405	10,806	0.61%
Zendesk, Inc.	Technology	81	10,760	0.61%
Charles River Laboratories International, Inc.	Health care	36	10,489	0.59%
Integra LifeSciences Holdings Corp.	Health care	149	10,286	0.58%
Harley-Davidson, Inc.	Consumer cyclicals	252	10,121	0.57%
Nuance Communications, Inc.	Technology	229	10,013	0.56%
Ulta Beauty, Inc.	Consumer staples	32	9,919	0.56%
ABIOMED, Inc.	Health care	31	9,905	0.56%
RealPage, Inc.	Technology	113	9,878	0.56%
Comerica, Inc.	Financials	137	9,824	0.55%
Gentex Corp.	Capital goods	272	9,709	0.55%

A BASKET (UBSPUSER) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Microsoft Corp.	Technology	2,659	$626,909	7.48%
Apple, Inc.	Technology	3,450	421,463	5.03%
Amazon.com, Inc.	Consumer cyclicals	115	354,321	4.22%
Alphabet, Inc. Class C	Technology	116	239,451	2.86%
JPMorgan Chase & Co.	Financials	1,008	153,522	1.83%
Visa, Inc. Class A	Financials	652	138,087	1.65%
Walmart, Inc.	Consumer cyclicals	1,011	137,325	1.64%
Citigroup, Inc.	Financials	1,859	135,228	1.61%
Mastercard, Inc. Class A	Consumer cyclicals	374	133,252	1.59%
Bank of America Corp.	Financials	3,437	132,975	1.59%
PayPal Holdings, Inc.	Consumer cyclicals	547	132,951	1.59%
Union Pacific Corp.	Transportation	595	131,169	1.56%
Facebook, Inc. Class A	Technology	437	128,653	1.53%
Home Depot, Inc. (The)	Consumer cyclicals	401	122,392	1.46%
UnitedHealth Group, Inc.	Health care	327	121,578	1.45%
Charter Communications, Inc. Class A	Communication services	197	121,347	1.45%
Danaher Corp.	Conglomerates	518	116,585	1.39%
Eli Lilly and Co.	Health care	614	114,748	1.37%
Adobe, Inc.	Technology	221	105,049	1.25%
Johnson & Johnson	Health care	638	104,831	1.25%
American Tower Corp.	Communication services	430	102,768	1.23%
Nike, Inc. Class B	Consumer cyclicals	767	101,929	1.22%
General Motors Co.	Consumer cyclicals	1,718	98,688	1.18%
Freeport-McMoRan, Inc. (Indonesia)	Basic materials	2,966	97,674	1.16%
NVIDIA Corp.	Technology	161	86,077	1.03%
Fidelity National Information Services, Inc.	Technology	604	84,863	1.01%
Northrop Grumman Corp.	Capital goods	261	84,388	1.01%
Cigna Corp.	Health care	341	82,439	0.98%
Procter & Gamble Co. (The)	Consumer staples	605	81,909	0.98%
Qualcomm, Inc.	Technology	615	81,502	0.97%
Tesla, Inc.	Consumer cyclicals	122	81,344	0.97%
Goldman Sachs Group, Inc. (The)	Financials	243	79,356	0.95%
Texas Instruments, Inc.	Technology	405	76,594	0.91%
Cisco Systems, Inc./California	Technology	1,478	76,426	0.91%
Johnson Controls International PLC	Capital goods	1,264	75,451	0.90%
PepsiCo, Inc.	Consumer staples	528	74,704	0.89%
Southwest Airlines Co.	Transportation	1,207	73,671	0.88%
AbbVie, Inc.	Health care	673	72,802	0.87%
Eaton Corp. PLC	Capital goods	517	71,430	0.85%
Estee Lauder Cos., Inc. (The)	Consumer staples	245	71,130	0.85%
Valero Energy Corp.	Energy	939	67,197	0.80%
Merck & Co., Inc.	Health care	871	67,181	0.80%
Target Corp.	Consumer cyclicals	320	63,328	0.76%
Sherwin-Williams Co. (The)	Basic materials	84	62,316	0.74%
Amgen, Inc.	Health care	250	62,315	0.74%
Exelon Corp.	Utilities and power	1,405	61,451	0.73%
United Rentals, Inc.	Consumer cyclicals	179	58,830	0.70%
Comcast Corp. Class A	Communication services	1,072	58,003	0.69%
NRG Energy, Inc.	Utilities and power	1,533	57,850	0.69%
American Electric Power Co., Inc.	Utilities and power	677	57,325	0.68%

	CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/21 (Unaudited)
	Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
		$279,750	$2,063	$(5)	3/23/31	(2.4275%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$2,059
		284,000	1,416	(5)	3/23/31	(2.45%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	1,411
		80,000	247	(1)	4/1/31	(2.466%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	246
		960,000	103	(10)	4/1/26	2.53% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	94
		168,000	284	(2)	4/1/26	2.496% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(286)
		242,000	387	(4)	4/1/31	(2.51%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(392)
		242,000	517	(4)	4/1/31	(2.515%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(521)
		567,000	645	(6)	3/23/26	2.51% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(651)
		560,500	2,566	—	3/23/26	2.445% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(2,566)
		1,127,500	4,095	(11)	3/24/26	2.4625% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(4,106)
		309,000	7,317	(5)	2/25/31	2.28% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(7,322)
		389,000	9,195	(6)	2/24/31	2.281% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(9,201)
		390,000	9,317	(6)	2/25/31	2.278% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(9,323)
		389,000	9,722	(6)	2/25/31	2.2675% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(9,728)
		778,000	17,982	(10)	2/24/31	2.286% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(17,994)

	Total			$(81)				$(58,280)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB-/P	$68	$1,000	$270	5/11/63	300 bp — Monthly	$(201)
	CMBX NA BBB-.6 Index	BB-/P	121	2,000	540	5/11/63	300 bp — Monthly	(418)
	CMBX NA BBB-.6 Index	BB-/P	247	4,000	1,080	5/11/63	300 bp — Monthly	(830)
	CMBX NA BBB-.6 Index	BB-/P	228	4,000	1,080	5/11/63	300 bp — Monthly	(849)
	Barclays Bank PLC
	CMBX NA BBB-.6 Index	BB-/P	887	8,000	2,159	5/11/63	300 bp — Monthly	(1,268)
	CMBX NA BBB-.7 Index	BB+/P	141	25,000	4,933	1/17/47	300 bp — Monthly	(4,777)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	B/P	2,439	17,000	7,788	5/11/63	500 bp — Monthly	(5,333)
	CMBX NA BB.7 Index	B+/P	459	9,000	3,284	1/17/47	500 bp — Monthly	(2,816)
	CMBX NA BBB-.6 Index	BB-/P	25,281	397,000	107,150	5/11/63	300 bp — Monthly	(81,638)
	Credit Suisse International
	CMBX NA A.6 Index	A-/P	(32)	29,000	2,294	5/11/63	200 bp — Monthly	(2,315)
	CMBX NA BBB-.6 Index	BB-/P	74,418	792,000	213,761	5/11/63	300 bp — Monthly	(138,881)
	CMBX NA BBB-.7 Index	BB+/P	3,952	50,000	9,865	1/17/47	300 bp — Monthly	(5,884)
	CMBX NA BBB-.7 Index	BB+/P	7,909	107,000	21,111	1/17/47	300 bp — Monthly	(13,140)
	Goldman Sachs International
	CMBX NA A.6 Index	A-/P	309	6,000	475	5/11/63	200 bp — Monthly	(163)
	CMBX NA A.6 Index	A-/P	419	8,000	633	5/11/63	200 bp — Monthly	(211)
	CMBX NA A.6 Index	A-/P	1,018	20,000	1,582	5/11/63	200 bp — Monthly	(556)
	CMBX NA A.6 Index	A-/P	3,977	62,000	4,904	5/11/63	200 bp — Monthly	(903)
	CMBX NA BBB-.6 Index	BB-/P	260	3,000	810	5/11/63	300 bp — Monthly	(548)
	CMBX NA BBB-.6 Index	BB-/P	259	3,000	810	5/11/63	300 bp — Monthly	(549)
	CMBX NA BBB-.6 Index	BB-/P	422	5,000	1,350	5/11/63	300 bp — Monthly	(925)
	CMBX NA BBB-.6 Index	BB-/P	661	6,000	1,619	5/11/63	300 bp — Monthly	(954)
	CMBX NA BBB-.6 Index	BB-/P	591	7,000	1,889	5/11/63	300 bp — Monthly	(1,295)
	CMBX NA BBB-.6 Index	BB-/P	365	7,000	1,889	5/11/63	300 bp — Monthly	(1,520)
	CMBX NA BBB-.6 Index	BB-/P	633	8,000	2,159	5/11/63	300 bp — Monthly	(1,522)
	CMBX NA BBB-.6 Index	BB-/P	990	9,000	2,429	5/11/63	300 bp — Monthly	(1,433)
	CMBX NA BBB-.6 Index	BB-/P	435	9,000	2,429	5/11/63	300 bp — Monthly	(1,988)
	CMBX NA BBB-.6 Index	BB-/P	1,218	10,000	2,699	5/11/63	300 bp — Monthly	(1,476)
	CMBX NA BBB-.6 Index	BB-/P	1,160	14,000	3,779	5/11/63	300 bp — Monthly	(2,610)
	CMBX NA BBB-.6 Index	BB-/P	1,671	15,000	4,049	5/11/63	300 bp — Monthly	(2,368)
	CMBX NA BBB-.6 Index	BB-/P	2,221	16,000	4,318	5/11/63	300 bp — Monthly	(2,088)
	CMBX NA BBB-.6 Index	BB-/P	1,090	16,000	4,318	5/11/63	300 bp — Monthly	(3,219)
	CMBX NA BBB-.6 Index	BB-/P	878	18,000	4,858	5/11/63	300 bp — Monthly	(3,970)
	CMBX NA BBB-.6 Index	BB-/P	2,923	27,000	7,287	5/11/63	300 bp — Monthly	(4,348)
	CMBX NA BBB-.6 Index	BB-/P	3,376	36,000	9,716	5/11/63	300 bp — Monthly	(6,319)
	CMBX NA BBB-.6 Index	BB-/P	4,360	58,000	15,654	5/11/63	300 bp — Monthly	(11,260)
	CMBX NA BBB-.7 Index	BB+/P	695	8,000	1,578	1/17/47	300 bp — Monthly	(879)
	CMBX NA BBB-.7 Index	BB+/P	1,448	17,000	3,354	1/17/47	300 bp — Monthly	(1,896)
	CMBX NA BBB-.7 Index	BB+/P	1,478	20,000	3,946	1/17/47	300 bp — Monthly	(2,456)
	JPMorgan Securities LLC
	CMBX NA BBB-.6 Index	BB-/P	241,695	756,000	204,044	5/11/63	300 bp — Monthly	38,092
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BB-/P	51,465	191,000	51,551	5/11/63	300 bp — Monthly	25
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BB-/P	4,307	65,000	17,544	5/11/63	300 bp — Monthly	(13,198)

Upfront premium received			446,474		Unrealized appreciation			38,117

Upfront premium (paid)			(32)		Unrealized (depreciation)			(327,004)

	Total		$446,442				Total	$(288,887)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2021. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(313)	$3,000	$912	11/17/59	(500 bp) — Monthly	$596
	CMBX NA BB.10 Index	(329)	3,000	912	11/17/59	(500 bp) — Monthly	580
	CMBX NA BB.11 Index	(1,166)	9,000	1,383	11/18/54	(500 bp) — Monthly	209
	CMBX NA BB.11 Index	(283)	3,000	461	11/18/54	(500 bp) — Monthly	175
	CMBX NA BB.8 Index	(176)	965	344	10/17/57	(500 bp) — Monthly	168
	CMBX NA BB.9 Index	(3,716)	36,000	9,680	9/17/58	(500 bp) — Monthly	5,929
	Credit Suisse International
	CMBX NA BB.10 Index	(714)	6,000	1,823	11/17/59	(500 bp) — Monthly	1,104
	CMBX NA BB.10 Index	(801)	6,000	1,823	11/17/59	(500 bp) — Monthly	1,017
	CMBX NA BB.7 Index	(300)	17,000	7,788	5/11/63	(500 bp) — Monthly	7,471
	CMBX NA BB.8 Index	(175)	965	344	10/17/57	(500 bp) — Monthly	168
	CMBX NA BB.9 Index	(1,504)	15,000	4,034	9/17/58	(500 bp) — Monthly	2,515
	Goldman Sachs International
	CMBX NA BB.7 Index	(9,130)	54,000	19,705	1/17/47	(500 bp) — Monthly	10,522
	CMBX NA BB.7 Index	(2,738)	15,000	5,474	1/17/47	(500 bp) — Monthly	2,721
	CMBX NA BB.9 Index	(361)	3,000	807	9/17/58	(500 bp) — Monthly	443
	CMBX NA BB.9 Index	(357)	3,000	807	9/17/58	(500 bp) — Monthly	447
	JPMorgan Securities LLC
	CMBX NA BBB-.7 Index	(44,370)	189,000	37,290	1/17/47	(300 bp) — Monthly	(7,191)
	Merrill Lynch International
	CMBX NA BB.10 Index	(341)	6,000	1,823	11/17/59	(500 bp) — Monthly	1,476
	CMBX NA BB.11 Index	(3,460)	7,000	1,076	11/18/54	(500 bp) — Monthly	(2,391)
	CMBX NA BB.9 Index	(351)	9,000	2,420	9/17/58	(500 bp) — Monthly	2,061
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(3,869)	38,000	7,497	1/17/47	(300 bp) — Monthly	3,603
	CMBX NA BB.10 Index	(315)	3,000	912	11/17/59	(500 bp) — Monthly	594
	CMBX NA BB.9 Index	(728)	6,000	1,613	9/17/58	(500 bp) — Monthly	880
	CMBX NA BB.9 Index	(364)	3,000	807	9/17/58	(500 bp) — Monthly	440

Upfront premium received		—			Unrealized appreciation		43,119

Upfront premium (paid)		(75,861)			Unrealized (depreciation)		(9,582)

	Total	$(75,861)				Total	$33,537
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/21 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 36 Index	B+/P	$(185,572)	$2,168,000	$193,360	6/20/26	500 bp — Quarterly	$7,788

	Total		$(185,572)					$7,788
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2021. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/21 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	EM Series 35 Index	$(75,218)	$1,903,000	$79,646	6/20/26	(100 bp) — Quarterly	$4,164
	NA HY Series 36 Index	114,677	1,324,000	118,085	6/20/26	(500 bp) — Quarterly	(3,776)

	Total	$39,459					$388
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2021 through March 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $22,992,526.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/21
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$1,357,775	$6,796,850	$7,521,125	$368	$633,500
	Putnam Short Term Investment Fund**	9,670,286	4,734,441	5,397,808	3,051	9,006,919

	Total Short-term investments	$11,028,061	$11,531,291	$12,918,933	$3,419	$9,640,419
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $633,500, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $619,738.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $262,000.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $496,989.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $299,998.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $9,933,966 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge credit risk, to hedge market risk,and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $589,763 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $496,989 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$244,299	$82,737	$—
Capital goods	17,581	92,395	—
Communication services	56,746	10,391	—
Consumer cyclicals	16,998	140,814	—
Consumer staples	234,462	96,725	—
Energy	59,899	27,607	—
Financials	111,569	429,029	—
Health care	13,555	17,530	—
Technology	166,471	865,577	—
Utilities and power	12,151	—	—

Total common stocks	933,731	1,762,805	—
Asset-backed securities	—	178,982	—
Commodity linked notes	—	2,204,927	—
Corporate bonds and notes	—	102,716	—
Foreign government and agency bonds and notes		144,757
Investment companies	2,335,142	—	—
Mortgage-backed securities	—	1,386,389	—
Purchased swap options outstanding	—	12,375	—
U.S. government and agency mortgage obligations	—	8,298,867	—
Warrants	—	350,268	—
Short-term investments	—	14,589,377	—

Totals by level	$3,268,873	$29,031,463	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$49,705	$—
Futures contracts	(184,404)	—	—
Written swap options outstanding	—	(7,856)	—
Forward premium swap option contracts	—	(2,101)	—
TBA sale commitments	—	(4,073,750)	—
Interest rate swap contracts	—	77,032	—
Total return swap contracts	—	132,266	—
Credit default contracts	—	(471,642)	—

Totals by level	$(184,404)	$(4,296,346)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$1,500,000
Written swap option contracts (contract amount)	$1,400,000
Futures contracts (number of contracts)	100
Forward currency contracts (contract amount)	$21,100,000
Centrally cleared interest rate swap contracts (notional)	$7,700,000
OTC total return swap contracts (notional)	$50,600,000
Centrally cleared total return swap contracts (notional)	$5,100,000
OTC credit default contracts (notional)	$3,300,000
Centrally cleared credit default contracts (notional)	$5,100,000
Warrants (number of warrants)	88,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com